Equity settled share-based payments - Number of restricted shares and the respective weighted-average grant date fair value (Details) - 2020 Share Award Scheme	9 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2022 CNY (¥) USD ($) shares	Mar. 31, 2021 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at the beginning | $		5,755,788
Number of shares, vested during the year | shares		(2,114,000)
Number of shares, forfeited during the year | $		(1,001,056)
Number of shares, outstanding at the end | $		2,640,732
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036
Weighted-average exercise price, vested during the year (in dollars per share)	0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)	7.67
Weighted-average grant date fair value, vested during the year (in dollars per share)	7.67
Weighted-average grant date fair value, forfeited during the year (in dollars per share)	7.67
Weighted-average grant date fair value, outstanding at the end (in dollars per share)	$ 7.67
Equity-settled share-based payment expenses | ¥		¥ 4,074,000	¥ 152,373,000